Accounting policies - Consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounting Policies [Abstract]
Interest received	€ 69,282	€ 48,081	€ 43,953
Interest paid	€ 23,390	€ 12,738	€ 13,690